Income Taxes - Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(34.00%)	(34.00%)	(34.00%)
Federal and state research and development tax credit	(3.30%)	(1.70%)	(0.90%)
State taxes, net of federal benefit	(5.30%)	(4.40%)	(5.20%)
Foreign rate differential	0.10%	2.30%	0.30%
Nondeductible items	(0.10%)	4.80%	10.20%
Effect of US tax reform	23.80%
Increase in deferred tax asset valuation allowance	18.80%	33.00%	29.60%